Contingent Acquisition Consideration (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loss Contingency [Abstract]
Schedule of fair value of contingent acquisition
	March 31,	December 31,
	2022	2021

Fair value of HCFM contingent acquisition consideration	$176,263	$172,124
Fair value of CHM contingent acquisition consideration	270,152	276,529
Fair value of MOD contingent acquisition consideration	300,953	737,037
Total contingent acquisition consideration	747,368	1,185,690
Less: long term portion	(429,611)	(782,224)
Contingent acquisition consideration, current portion	$317,757	$403,466

	December 31,
	2021	2020

Fair value of HCFM contingent acquisition consideration	$172,124	$301,236
Fair value of CHM contingent acquisition consideration	276,529	682,661
Fair value of MOD contingent acquisition consideration	737,037	516,543
Total contingent acquisition consideration	1,185,690	1,500,440
Less: long term portion	(782,224)	(798,479)
Contingent acquisition consideration, current portion	$403,466	$701,961

Schedule of maturities of contingent acquisition
2022 (April to December)	$317,756
2023	218,227
2024	211,385
$747,368

2022	$403,466
2023	391,486
2024	390,738
$1,185,690

Schedule of change in the fair value of contingent acquisition
	Three Months Ended March 31,
	2022	2021

Change in fair value of HCFM contingent acquisition consideration	$(4,139)	$(11,308)
Change in fair value of CHM contingent acquisition consideration	6,376	(33,252)
Change in fair value of MOD contingent acquisition consideration	436,085	(591,140)

	$438,322	$(635,700)